Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes

11.    Income Taxes

Loss before income taxes consisted of the following:

	Years Ended December 31,
	2012	2013
	(in thousands)
Domestic	$(16,401)	$(20,766)
Foreign	(1,405)	153

Loss before income taxes	$(17,806)	$(20,613)

The effective income tax rate of the Company’s provision for income taxes differed from the federal statutory rate of 34% as follows:

	Years Ended December 31,
	2012	2013
Federal statutory income tax rate	34.0%	34.0%
Foreign income tax rate differential	(0.3)	(0.0)
Stock-based compensation	(0.7)	(0.7)
Research and development credits	0.5	7.3
Other	(0.2)	0.0
Change in valuation allowance	(33.3)	(40.6)

Effective income tax rate	0.0%	0.0%

The effects of temporary differences and carry forwards that give rise to deferred income tax assets and liabilities are as follows:

	December 31,
	2012	2013
	(in thousands)
Deferred income tax assets:
Net operating loss carryforwards	$16,643	$29,871
Deferred revenue	24,676	18,419
Research and development credits	3,231	4,689
Other	518	449

Total deferred income tax assets	45,068	53,428
Less: Valuation allowance	(45,068)	(53,428)

Net deferred income tax assets	$—	$—

At December 31, 2013, the Company had U.S. net operating loss carryforwards of $87.8 million, which may be used to offset future taxable income. The net operating loss carryforwards expire from 2025 to 2033 if not utilized. In addition, the Company has U.S. research and development tax credit carryforwards of $4.7 million, which will expire from 2024 to 2033.

Utilization of net operating losses and tax credit carryforwards are subject to certain limitations under Section 382 and 383 of the Internal Revenue Code of 1986, as amended, in the event of a change in the Company’s ownership. A change in control is generally defined as a cumulative change of 50% or more in the ownership positions of certain stockholders during a rolling three year period. The Company performed a Section 382 analysis through 2009 and determined that an ownership change occurred in 2005. Based on the analysis performed, however, the Company does not believe that the Section 382 annual limitation will impact the Company’s ability to utilize the tax attributes that existed as of the date of the ownership change in a material manner. Although a formal Section 382 analysis has not been performed after 2009, the Company continues to monitor ownership change for purposes of Section 382. As of December 31, 2013, the Company does not believe that another change in control has occurred since the ownership change in 2005. If it is determined that an additional Section 382 ownership change has occurred, the net operating losses and tax credit carryforwards may be subject to an additional limitation such that a portion may not be utilizable.

Management believes that it is not more likely than not that future operations will generate sufficient taxable income to realize the benefit of the deferred income tax assets. Accordingly, a valuation allowance has been recorded against the full value of the deferred income tax assets.

The table below summarizes changes in the deferred tax valuation allowance:

	Balance at Beginning of Year	Charged to Costs and Expenses	Write-offs	Balance at End of Year
	(in thousands)
Deferred income tax valuation allowance:
For the year ended December 31, 2012	$39,132	$5,936	$—	$45,068
For the year ended December 31, 2013	45,068	8,360	—	53,428

The Company determines whether a tax position is more likely than not to be sustained upon examination based on the technical merits of the position in accordance with ASC 740. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The total balance of unrecognized gross tax benefits was as follows:

	Years Ended December 31,
	2012	2013
	(in thousands)
Unrecognized tax benefits at beginning of year	$126	$126
Additions based on current year tax positions	—	257

Unrecognized tax benefits at end of year	$126	$383

In addition to any uncertain tax positions, it is the Company’s policy to recognize potential accrued interest and/or penalties related to such positions within income tax expense. For 2012 and 2013, the Company has not recognized any liability related to uncertain tax positions and does not anticipate that the amount of existing unrecognized tax benefits will significantly change within the next 12 months.

The Company has a number of U.S. tax years still open for examination as a result of the net operating loss carry forwards. Accordingly, the Company is subject to examination for U.S. tax years 2002 to present. The Company is also subject to examination of foreign returns tax years 2012 to present as the statute of limitations is still open.